January 7, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:	ING Investors Trust (“Trust”)
File Nos. 33-23512; 811-5629

Ladies and Gentlemen:

                Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) this is to certify that the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 86 to the Trust, regarding ING Franklin Templeton Founding Strategy Portfolio, that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 86 to the Trust’s Registration Statement on Form N-1A.

                If you have any questions, please do not hesitate to contact me at 480-477-2659.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Counsel
ING U.S. Legal Services

cc:	Jeffrey S. Puretz, Esq.
Dechert LLP

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com	ING Investments, LLC